Fair Value Measurements - Assets at Fair Value (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	$ 0	$ 5,395,363
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	6,099,201	5,392,396
Common stock funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	627,476	336,769
Stock index funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	2,212,691	1,986,194
Money market funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	234,843	209,137
Target date retirement funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	2,134,103	1,817,977
Short-term investment fund | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	4,122	14,630
Fixed income fund | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	120,572	95,541
Real estate fund | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Assets at Master Trust Level	$ 3,443	$ 3,080